CONVERTIBLE NOTES - Disclosure of detailed information about borrowings (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Feb. 28, 2021	Aug. 31, 2020
Disclosure of detailed information about borrowings [line items]
Convertible Notes, beginning balance	$ 17,212
Convertible Notes, ending balance	18,099	$ 17,212
Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Convertible Notes, beginning balance	17,212	16,075
Interest payments	(687)	(1,374)
Accretion and interest incurred during the year	1,426	2,668
(Gain) Loss on embedded derivatives	148	(157)
Convertible Notes, ending balance	$ 18,099	$ 17,212